Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash collateral - netted
Cash collateral paid	SFr 17,869	SFr 26,815
Cash collateral received	12,056	16,795
Cash collateral - not netted
Cash collateral paid	7,659	7,741
Cash collateral received	5,533	7,831
Bank
Cash collateral - netted
Cash collateral paid	17,869	26,885
Cash collateral received	12,056	16,795
Cash collateral - not netted
Cash collateral paid	7,659	7,741
Cash collateral received	SFr 5,533	SFr 7,831